Stock-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation
Stock based compensation expense	$ 3.2	$ 3.1	$ 6.3	$ 6.1	$ 12.2	$ 12.4
Number of authorized shares					20,000
Dividend rate			0.00%		0.00%
CEO | Performance Shares
Stock-Based Compensation
Vesting period			1 year
Shares granted			31
Grant date fair value	$ 34.44		$ 34.44
Common Class C | CEO | Performance Shares
Stock-Based Compensation
Vesting period						1 year
Shares granted						31
Grant date fair value						$ 31.24
2022 Plan
Stock-Based Compensation
Number of authorized shares					20,000
2022 Plan | Minimum
Stock-Based Compensation
Vesting period			1 year		1 year
Term of awards			7 years		7 years
2022 Plan | Maximum
Stock-Based Compensation
Vesting period			5 years		5 years
Term of awards			10 years		10 years